CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,664,853	0	750,000
Preferred stock, shares outstanding	1,664,853	0	750,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,604,753	1,685,642	218,136
Common Stock, Shares, Outstanding	3,604,734	1,685,623	218,117
Treasury stock, shares	19	19	19
Allowance for Doubtful Accounts Receivable, Current	$ 105	$ 87	$ 30
Accounts Receivable Related Parties Net Current	138	138	480
Deferred Revenue Related Party		13	480
Temporary equity, liquidation preference	1,664,853	0
Interest Payable, Current	180	137	42
Related Party [Member]
Interest Payable, Current	$ 93	$ 56	$ 56
Series A Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)		$ 0.00001	$ 0.00001
Temporary equity, shares authorized		3,000,000	3,000,000
Temporary equity, shares issued		0	750,000
Temporary equity, shares outstanding		0	750,000
Series B Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	5,000,000	0
Temporary equity, shares issued	1,664,853	0
Temporary equity, shares outstanding	1,664,853	0